Profit Before Income Tax - Summary of Other Gains and Losses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis of income and expense [abstract]
Remeasurement gain on investments accounted for using the equity method due to step acquisition				$ 319,712
Net gain on financial assets mandatorily at FVTPL	$ 1,199,065	$ 43,225	$ 3,211,125	3,631,763
Net loss arising on financial instruments held for trading	(2,689,070)	(96,938)	(3,282,973)	(1,984,941)
Gain on disposal of subsidiaries (Note 30)	17,340,418	625,105	802,753
Foreign exchange gain, net	1,395,054	50,290	1,005,374	1,125,681
Gain recognized in bargain purchase transaction (Note 29)	33,114	1,194		0
Gain (loss) on disposal of investments accounted for using the equity method	(67,482)	(2,433)	91,297
Impairment loss on financial assets				(400,201)
Others				(8,025)
Other gains and losses	$ 17,211,099	$ 620,443	$ 1,827,576	$ 2,683,989